Cover Page	Sep. 04, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	Verint Systems Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34807
Entity Tax Identification Number	11-3200514
Entity Address, Address Line One	175 Broadhollow Road
Entity Address, City or Town	Melville,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	962-9600
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	VRNT
Security Exchange Name	NASDAQ
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001166388
Amendment Flag	false